Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net unrealized holding (losses) gains on securities available for sale arising during period, tax effects	$ 4,911	$ 15,144	$ (7,004)
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	$ 1	$ 3	$ 30